Financial Risk Management (Details) - Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy - BRL (R$) R$ in Thousands		Jun. 30, 2023	Jun. 30, 2022
Book Value [Member]
Noncurrent
Total		R$ 2,779,128	R$ 2,588,263
Noncurrent
Total		1,120,015	870,674
Book Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		61,972	80,426
Loans, financing and debentures	[1]	198,213	123,411
Accounts payables for farm acquisitions		142,985
Noncurrent
Transactions with related parties		6,569	7,472
Loans, financing and debentures	[1]	356,425	329,630
Book Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Derivative financial instruments	[2]	22,006	34,064
Lease payable		55,502	18,581
Accounts payable for acquisition		13,681	28,846
Noncurrent
Derivative financial instruments	[2]	831	5,272
Lease payable		261,831	230,570
Accounts payable for acquisition of Serra Grande Farm			12,402
Book Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Trade accounts receivables, net		119,357	184,260
Non-current
Transactions with related parties		2,157	1,839
Book Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents		361,544	397,001
Marketable securities		28,205	94,870
Receivables from sale of farm, net		266,601	183,342
Derivative financial instruments	[2]	76,815	61,013
Noncurrent
Marketable securities		21,580	19,580
Receivables from sale of farm, net		442,867	373,954
Derivative financial instruments	[2]	7,032	2,744
Book Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		216,924	264,976
Noncurrent
Biological assets		37,305	57,906
Book Value [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties		1,198,741	946,778
Fair Value [Member]
Noncurrent
Total		5,140,647	4,950,203
Noncurrent
Total		1,120,015	833,892
Fair Value [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		61,972	80,426
Loans, financing and debentures	[1]	198,213	92,651
Accounts payables for farm acquisitions		142,985
Noncurrent
Transactions with related parties		6,569	7,472
Loans, financing and debentures	[1]	356,425	323,608
Fair Value [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Derivative financial instruments	[2]	22,006	34,064
Lease payable		55,502	18,581
Accounts payable for acquisition		13,681	28,846
Noncurrent
Derivative financial instruments	[2]	831	5,272
Lease payable		261,831	230,570
Accounts payable for acquisition of Serra Grande Farm			12,402
Fair Value [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Trade accounts receivables, net		119,357	184,260
Non-current
Transactions with related parties		2,157	1,839
Fair Value [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents		361,544	397,001
Marketable securities		28,205	94,870
Receivables from sale of farm, net		266,601	183,342
Derivative financial instruments	[2]	76,815	61,013
Noncurrent
Marketable securities		21,580	19,580
Receivables from sale of farm, net		442,867	373,954
Derivative financial instruments	[2]	7,032	2,744
Fair Value [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		216,924	264,976
Noncurrent
Biological assets		37,305	57,906
Fair Value [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties		3,560,260	3,308,718
Quoted Prices in Active Markets (Level 1) [Member]
Noncurrent
Total		453,387	561,265
Noncurrent
Total		28,231	37,204
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables
Loans, financing and debentures	[1]
Accounts payables for farm acquisitions
Noncurrent
Transactions with related parties
Loans, financing and debentures	[1]
Quoted Prices in Active Markets (Level 1) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Derivative financial instruments	[2]	19,628	25,055
Lease payable
Accounts payable for acquisition		7,773	10,221
Noncurrent
Derivative financial instruments	[2]	830
Lease payable
Accounts payable for acquisition of Serra Grande Farm			1,928
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Trade accounts receivables, net
Non-current
Transactions with related parties
Quoted Prices in Active Markets (Level 1) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents		361,544	397,001
Marketable securities		28,205	94,870
Receivables from sale of farm, net
Derivative financial instruments	[2]	41,983	49,124
Noncurrent
Marketable securities		21,580	19,580
Receivables from sale of farm, net
Derivative financial instruments	[2]	75	690
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets
Noncurrent
Biological assets
Quoted Prices in Active Markets (Level 1) [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties
Significant Observable Data (Level 2) [Member]
Noncurrent
Total		380,227	267,659
Noncurrent
Total		1,091,784	769,800
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables		61,972	80,426
Loans, financing and debentures	[1]	198,213	92,651
Accounts payables for farm acquisitions		142,985
Noncurrent
Transactions with related parties		6,569	7,472
Loans, financing and debentures	[1]	356,425	323,608
Significant Observable Data (Level 2) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Derivative financial instruments	[2]	2,378	9,009
Lease payable		55,502	18,581
Accounts payable for acquisition		5,908	2,402
Noncurrent
Derivative financial instruments	[2]	1	3,270
Lease payable		261,831	230,570
Accounts payable for acquisition of Serra Grande Farm			1,811
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Trade accounts receivables, net		119,357	184,260
Non-current
Transactions with related parties		2,157	1,839
Significant Observable Data (Level 2) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[2]	34,832	11,889
Noncurrent
Marketable securities
Receivables from sale of farm, net
Derivative financial instruments	[2]	6,957	2,054
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets		216,924	9,711
Noncurrent
Biological assets			57,906
Significant Observable Data (Level 2) [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties
Significant Non-Observable Data (Level 3) [Member]
Noncurrent
Total		4,307,033	4,121,279
Noncurrent
Total			26,888
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Current
Trade payables
Loans, financing and debentures	[1]
Accounts payables for farm acquisitions
Noncurrent
Transactions with related parties
Loans, financing and debentures	[1]
Significant Non-Observable Data (Level 3) [Member] | Financial Liabilities Measured at Fair Value through Profit and Loss [Member]
Current
Derivative financial instruments	[2]
Lease payable
Accounts payable for acquisition			16,223
Noncurrent
Derivative financial instruments	[2]		2,002
Lease payable
Accounts payable for acquisition of Serra Grande Farm			8,663
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Amortized Cost [Member]
Current
Trade accounts receivables, net
Non-current
Transactions with related parties
Significant Non-Observable Data (Level 3) [Member] | Financial Assets Measured at Fair Value through Profit And Loss [Member]
Current
Cash equivalents
Marketable securities
Receivables from sale of farm, net		266,601	183,342
Derivative financial instruments	[2]
Noncurrent
Marketable securities
Receivables from sale of farm, net		442,867	373,954
Derivative financial instruments	[2]
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Fair Value [Member]
Current
Biological assets			255,265
Noncurrent
Biological assets		37,305
Significant Non-Observable Data (Level 3) [Member] | Non-Financial Assets Measured at Cost [Member]
Noncurrent
Investment properties		R$ 3,560,260	R$ 3,308,718

[1]	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[2]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above